Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,856,200.00
Total Fee Amount	5,504.14
Total Offset Amount	0.00
Net Fee	$ 5,504.14
Offering Table N/A
Offset Table N/A	N/A